Loan Payables (Details) - Schedule of Loan Payables - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Loan Payables Abstract
Short-term borrowings	$ 2,550,423	$ 506,578
Long-term borrowings		2,171,050
Total	$ 2,550,423	$ 2,677,628